INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENTS
Schedule of long-term investments	The Company’s long-term investments are consisted of the follows (RMB in millions):

	2023	2024

Debt investments	17,625	11,394
Equity investments	31,717	35,800

	49,342	47,194

Summary of available-for sale investments by major security type
Available-for-sale
debt investments
The following table summarizes the Company’s
available-for-sale
debt investments (RMB in millions):

	2023	2024

Cost	4,030	1,597
Gross Unrealized Gains, including foreign exchange adjustment	143	163
Gross Unrealized Losses, including foreign exchange adjustment	(2,078)	(819)

Fair Value	2,095	941

Schedule of equity securities with readily determinable fair values
The following table summarizes the Company’s equity securities with readily determinable fair values (RMB in millions):

	2023	2024

Cost	5,486	5,583
Gross Unrealized Gains, including foreign exchange adjustment	5,706	7,240
Gross Unrealized Losses, including foreign exchange adjustment	(1,202)	(1,401)

Fair Value	9,990	11,422

Schedule of financial information of investees
The Company summarizes the condensed financial information of the Company’s equity method investments as a group below in compliance with Rule
4-08
of Regulation
S-X
(RMB in millions).

	2022	2023	2024

	equity investments	equity investments	equity investments
Operating data:
Revenue	23,159	30,885	41,540
Gross profit	10,911	17,698	22,297
Income/(loss) from operations	(1,377)	2,557	4,149
Net income/(loss)	(3,129)	888	5,575
Net (loss)/income attributable to equity method investments	(788)	983	3,329
Equity dilution impact	202	89	51
Impairment, net of tax	—	—	(552)
Equity in (loss)/income of affiliates	(586)	1,072	2,828

	2022	2023	2024

	equity investments	equity investments	equity investments
Balance sheet data:
Current assets	48,132	67,149	82,554
Long-term assets	54,308	55,097	58,598
Current liabilities	35,589	54,235	63,397
Long-term liabilities	21,862	19,721	23,413
Non-controlling interests	217	238	1,117